Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
Summary Of Accounts Receivable And The Related Expected Credit Loss Provision
Accounts receivable and the related expected credit loss provision as of December 31, 2024 and 2025 are as follows:

	As of December 31,
	2024	2025
	RMB	RMB
Trade receivable	23,327	79,781
Less: allowance for expected credit losses	(3,684)	(4,648)

Total accounts receivable, net	19,643	75,133

Summary Of Movement Of The Expected Credit Loss Provision For Accounts Receivable
Movement of the expected credit loss provision for accounts receivable is as follows:

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance at beginning of year	(5,424)	(4,382)	(3,684)
Reversal (provision) for expected credit losses	360	36	(977)
Write-off	682	662	13

Balance at end of the year	(4,382)	(3,684)	(4,648)